UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:


/s/ Joseph E. Sweeney			San Francisco, CA		August 6, 2004

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	5

Form 13F Information Table Value Total:	4,958 X 1,000









List of Other Included Managers:

NONE

<Page

NAME OF ISSUER               TITLE OF         CUSIP         VALUE       SHARES   SH/   PUT/   INV.  OTHER     VOTING AUTH
                             CLASS                          X1000                PRN   CALL  DISC    MGR     SOLE   SHR NONE

Miramar Mining              COMMON          60466Z9A3         210       90000     SH          Sole            90000
Pennsylvainia Commerce      COMMON          708677109         413        8500     SH          Sole             8500
Laidlaw International       COMMON          50730R102       2,461      189900     SH          Sole           189900
YM Biosciences Inc.         COMMON          984238105         777      280000     SH          Sole           280000
Natural Health Trends Cor   COMMON          63888P406       1,097       74900     SH          Sole            74900



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